ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Jun. 27, 2025	Sep. 30, 2025	Oct. 31, 2024	Dec. 31, 2025
ZSZQ Limited [Member] | Class A Ordinary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class A ordinary shares issued		119,553,439	9,202.12
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition issue price	$ 0.4165234
Asset acquisition consideration	$ 25
Young Will Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition description				(i) 100% issued and outstanding share capital of ZSZQ Limited (“Young Cayman”) is collectively owned by the shareholders of Young Will, (ii) 100% share capital of ZSZQ (HK) Limited.(“Young HK”) is owned by Young Cayman, (iii) 100% equity interest of Beijing ZSZQ Network Technology Co., Ltd. (“Young WFOE”) is owned by Young HK, (iv) Young WFOE entered into Share Swap Arrangements with Young Will and its shareholders.
Fortune Peak Limited and Apex Cyber Capital Limited [Member] | Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition share price	$ 8.00